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                            JPMORGAN SPECIALTY FUNDS

                               MARKET NEUTRAL FUND
                           Institutional Class Shares

                         SUPPLEMENT DATED AUGUST 1, 2003
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2003

     On page 5, the information under the heading "ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)" should be replaced with the following:

MANAGEMENT FEES                                                1.50
DISTRIBUTION (RULE 12b-1) FEES                                 NONE
SHAREHOLDER SERVICE FEES                                       0.10
OTHER EXPENSES(1)                                              2.92
--------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                4.52
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                      (3.52)
--------------------------------------------------------------------
NET EXPENSES(2)                                                1.00

(1) "Other Expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, extraordinary expense and other expenses related to the deferred compensation plan) exceed 1.00% of the average daily net assets with respect to Institutional Class Shares through 2/28/05. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

     In addition, the information under the heading "EXAMPLE" should be replaced with the following:

This example helps you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses of 1.00% through 2/28/05 and 2.00% thereafter through 2/28/13.

This example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)                     102         428         887        2,161
(WITH OR WITHOUT REDEMPTION)


                                                                 SUP-MNIPR-803